Derivative Liabilities	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Notes to Financial Statements
Derivative Liabilities

In accordance with AC 815, the Company has bifurcated the conversion feature of their convertible notes and recorded a derivative liability on the date each note became convertible. The derivative liability was then revalued on each reporting date.

As detailed in Note 7 (above) the Company has issued several convertible notes in varying amounts and terms, with the following loans becoming convertible during the periods ending September 30, 2017 and March 31, 2017: $29,680 note dated March 26, 2015; $60,500 note dated January 22, 2016 $56,000 note dated June 23, 2016; $58,000 note dated July 7, 2016; $32,000 note dated October 20, 2016; $56,000 note dated November 17, 2016; $335,000 note dated January 5, 2017; $563,028 note dated February 20, 2017; $15,000 note dated February 21, 2017; $59,799 note dated February 22, 2017; $20,900 note dated February 22, 2017; $71,457 note dated April 4, 2017; $115,000 note dated April 18, 2017.

ASC 815 requires Company management to assess the fair market value of certain derivatives at each reporting period and recognize any change in the fair market value as another income or expense item.  The Company’s only asset or liability measured at fair value on a recurring basis is its derivative liability associated with the above convertible debt.  During the period ended September 30, 2017, the Company recorded a total change in the fair market value of the derivative liabilities of $1,068,465.

The Company uses the Black-Scholes option pricing model to value the derivative liability upon the initial conversion date and at each reporting period.  Included in the model to value the derivative liabilities of the above loans are the following assumptions: stock price at valuation date of $0.0009-$0.004, exercise price of $0.0003 - $0.001, dividend yield of zero, years to maturity of 0.0137 – .5863, a risk free rate of 0.77% - 1.2%, and annualized volatility of 204% - 668%. The above loans were all discounted in full. Based on the valuations on the initial valuation dates for the period ending September 30, 2017, the Company recognized debt discounts related to the conversion features totaling $681,011 and a derivative expense of $249,457 related to the excess value of the derivative liabilities. Once the loans are fully converted, the remaining derivative liability is reclassified to equity as additional paid-in capital. As of September 30, 2017, unamortized debt discount, including original issue discounts totaled $174,572. The derivative liabilities totaled $1,912,905 as of September 30, 2017, of which $- related to long-term debt.

In accordance with AC 815, the Company has bifurcated the conversion feature of their convertible notes and recorded a derivative liability on the date each note became convertible. The derivative liability was then revalued on each reporting date.

As detailed in Note 7 (above) the Company has issued several convertible notes in varying amounts and terms, with the following loans becoming convertible during the periods ending March 31, 2017 and March 31, 2016: $33,000 noted dated October 6, 2014; $55,000 note dated November 6, 2014; $43,000 note dated November 25, 2014; $33,000 note dated January 9, 2015; $54,000 note dated February 5, 2015; $66,780 note dated February 17, 2015;$58,300 note dated March 2, 2015; $55,000 note dated March 9, 2015; $29,680 note dated March 26, 2015; $68,900 note dated May 5, 2015; $10,500 note dated May 6, 2015; $16,500 note dated May 27, 2015; $15,000 note dated August 28, 2015; $19,000 note dated September 4, 2015; $55,000 note dated December 29, 2015; $60,500 note dated January 22, 2016; $27,500 note dated February 25, 2016; $7,500 note dated March 24, 2016; $30,000 note dated May 25, 2016; $84,250 note dated June 8, 2016; $56,000 note dated June 23, 2016; $58,000 note dated July 7, 2016; $285,000 note dated January 5, 2017; $243,313 note dated February 20, 2017; $15,000 note dated February 21, 2017; $59,799 note dated February 22, 2017; $20,900 note dated February 22, 2017.

ASC 815 requires Company management to assess the fair market value of certain derivatives at each reporting period and recognize any change in the fair market value as another income or expense item.  The Company’s only asset or liability measured at fair value on a recurring basis is its derivative liability associated with the above convertible debt.  During the period ended March 31, 2017, the Company recorded a total change in the fair market value of the derivative liabilities of $1,112,538.

The Company uses the Black-Scholes option pricing model to value the derivative liability upon the initial conversion date and at each reporting period.  Included in the model to value the derivative liabilities of the above loans are the following assumptions: stock price at valuation date of $0.0001-$0.0002, exercise price of $0.00005 - $0.0006, dividend yield of zero, years to maturity of 0.060270 – .64660, a risk free rate of 0.53% - 0.91%, and annualized volatility of 0% - 841%. The above loans were all discounted in full with the exception of the March 2, 2015 loan which had a debt discount of $46,370, the May 5, 2015 loan which had an initial debt discount of $41,222, and the May 27, 2015 loan which had an initial debt discount of $15,000. Based on the valuations on the initial valuation dates for the period ending March 31, 2017, the Company recognized debt discounts related to the conversion features totaling $563,858 and a derivative expense of $852,262 related to the excess value of the derivative liabilities. Once the loans are fully converted, the remaining derivative liability is reclassified to equity as additional paid-in capital. As of March 31, 2017, unamortized debt discount, including original issue discounts totaled $356,819. The derivative liabilities totaled $2,607,959 as of March 31, 2017, of which $- related to long-term debt.